Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 9,689,905	$ 10,383,716
Allowance for doubtful accounts	(226,925)	(70,345)
Total	$ 9,462,980	$ 10,313,371